Retirement benefits - Movement in Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ (66.5)	$ (58.9)
Interest on plan assets	(1.8)	(2.0)	$ (3.0)
Exchange difference	(4.6)	9.6
Contributions from employer	8.9
Administrative expenses	(0.7)	(0.9)	(1.3)
Net defined benefit liability (asset), ending balance	(55.3)	(66.5)	(58.9)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	316.9	336.5
Interest on plan assets	9.0	11.5
Actuarial gains	24.2	44.9
Exchange difference	27.4	(49.8)
Contributions from employer	8.9	7.2
Contributions from plan members	0.0	0.1
Administrative expenses	(0.7)	(0.9)
Benefits paid	(18.2)	(18.4)
Settlement credit	0.0	(14.2)
Net defined benefit liability (asset), ending balance	367.5	316.9	336.5
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	(1.4)	(1.5)	(2.5)
Administrative expenses	(0.2)	(0.4)	(1.0)
U.K. | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	280.3	287.1
Interest on plan assets	7.5	9.4
Actuarial gains	20.4	43.7
Exchange difference	27.4	(49.8)
Contributions from employer	7.0	6.0
Contributions from plan members	0.0	0.1
Administrative expenses	(0.2)	(0.4)
Benefits paid	(16.1)	(15.8)
Settlement credit	0.0	0.0
Net defined benefit liability (asset), ending balance	326.3	280.3	287.1
Non-U.K.
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	(0.4)	(0.5)	(0.5)
Administrative expenses	(0.5)	(0.5)	(0.3)
Non-U.K. | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	36.6	49.4
Interest on plan assets	1.5	2.1
Actuarial gains	3.8	1.2
Exchange difference	0.0	0.0
Contributions from employer	1.9	1.2
Contributions from plan members	0.0	0.0
Administrative expenses	(0.5)	(0.5)
Benefits paid	(2.1)	(2.6)
Settlement credit	0.0	(14.2)
Net defined benefit liability (asset), ending balance	$ 41.2	$ 36.6	$ 49.4